Production costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Production costs
Salaries and wages			$ 18,855	$ 17,976
Salaries and wages - BETS			3,160	200
Consumable materials			15,382	14,164
Electricity costs			10,712	8,487
Safety			800	630
Share-based payment expense (note 10)			117	771
On mine administration			3,585	3,012
Security			882	831
Solar operations and maintenance services				428
Pre-feasibility exploration costs			29	77
Production costs	$ 28,702	$ 23,954	53,522	46,576
Blanket Mine
Production costs
Salaries and wages			18,032	17,294
Salaries and wages - BETS			3,160	200
Consumable materials			14,851	13,696
Electricity costs			10,425	8,324
Safety			800	630
Share-based payment expense (note 10)			111	733
On mine administration			2,781	2,569
Security			882	831
Solar operations and maintenance services				428
Pre-feasibility exploration costs			29	77
Production costs			51,071	44,782
Bilboes
Production costs
Salaries and wages			823	682
Consumable materials			531	468
Electricity costs			287	163
Share-based payment expense (note 10)			6	38
On mine administration			804	443
Production costs			$ 2,451	$ 1,794